UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund, Inc.

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Equity: Other - 28.8%
Diversified/Specialty - 20.4%
Activia Properties, Inc.	113	$606,968
Armada Hoffler Properties, Inc.	39,940	424,562
Buzzi Unicem SpA	47,780	726,942
CA Immobilien Anlagen AG (a)	68,310	1,159,634
CBRE Group, Inc.-Class A (a)	32,060	814,645
Cheung Kong Property Holdings Ltd.	222,500	1,134,667
East Japan Railway Co.	8,100	709,314
Fonciere Des Regions	12,180	998,322
Fukuoka REIT Corp.	237	407,910
GPT Group (The)	407,960	1,428,651
Gramercy Property Trust	283,084	2,137,284
Hemfosa Fastigheter AB	96,672	1,069,339
IMMOFINANZ AG (a)	615,950	1,252,781
Kaisa Group Holdings Ltd. (a)(b)(c)(d)	1,770,000	177,499
Kennedy Wilson Europe Real Estate PLC	82,908	1,294,639
Leopalace21 Corp. (a)	64,700	375,397
Merlin Properties Socimi SA (a)	202,355	2,112,601
Mitsubishi Estate Co., Ltd.	98,000	1,820,482
Mitsui Fudosan Co., Ltd.	97,000	2,254,023
New World Development Co., Ltd.	941,866	790,556
Premier Investment Corp.	587	738,193
Sumitomo Realty & Development Co., Ltd.	72,000	1,979,884
Sun Hung Kai Properties Ltd.	156,342	1,748,608
TLG Immobilien AG	25,340	486,768
United Urban Investment Corp.	515	809,707
UOL Group Ltd.	367,048	1,477,111

		28,936,487

Health Care - 5.3%
Assura PLC	547,320	381,275
LTC Properties, Inc.	31,780	1,412,303
Ventas, Inc.	62,680	3,489,396
Welltower, Inc.	34,180	2,180,000

		7,462,974

Triple Net - 3.1%
National Retail Properties, Inc.	39,630	1,742,927
Realty Income Corp.	46,510	2,722,696

		4,465,623

		40,865,084

Retail - 22.7%
Regional Mall - 8.0%
General Growth Properties, Inc.	15,960	439,219
Pennsylvania Real Estate Investment Trust	47,260	905,502
Simon Property Group, Inc.	42,718	8,104,886
Westfield Corp.	270,542	1,924,107

		11,373,714

Shopping Center/Other Retail - 14.7%
Aeon Mall Co., Ltd.	54,000	765,415
Brixmor Property Group, Inc.	60,350	1,414,000
DDR Corp.	83,190	1,391,769

Company	Shares	U.S. $ Value
Fibra Shop Portafolios Inmobiliarios SAPI de CV	577,684	$556,017
Kite Realty Group Trust	59,950	1,613,854
Klepierre	36,633	1,525,298
Link REIT	377,761	2,131,337
Mercialys SA	57,030	1,253,869
Parque Arauco SA	195,145	322,033
Ramco-Gershenson Properties Trust	93,019	1,562,719
Regency Centers Corp.	34,000	2,399,720
Retail Opportunity Investments Corp.	87,955	1,616,613
Scentre Group	588,833	1,830,787
Vastned Retail NV	25,970	1,109,927
Vicinity Centres	595,910	1,319,321

		20,812,679

		32,186,393

Residential - 21.1%
Multi-Family - 14.5%
AvalonBay Communities, Inc.	27,520	4,723,533
China Overseas Land & Investment Ltd.	294,000	876,405
China Resources Land Ltd.	612,000	1,457,989
CIFI Holdings Group Co., Ltd.	2,212,000	449,226
Comforia Residential REIT, Inc.	294	593,893
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	674,650	585,282
Equity LifeStyle Properties, Inc.	8,650	606,884
Equity Residential	20,630	1,536,729
Essex Property Trust, Inc.	6,970	1,458,682
Independence Realty Trust, Inc. (d)	93,090	598,569
Kenedix Residential Investment Corp. (d)	223	588,495
Mid-America Apartment Communities, Inc.	22,760	2,047,034
Mirvac Group	418,490	544,766
Sun Communities, Inc.	29,123	1,966,676
UNITE Group PLC (The)	72,390	613,419
Vonovia SE	22,206	689,693
Wing Tai Holdings Ltd.	1,174,900	1,303,001

		20,640,276

Self Storage - 6.6%
Big Yellow Group PLC	94,280	959,016
CubeSmart	58,990	1,763,801
Extra Space Storage, Inc.	17,220	1,414,623
National Storage Affiliates Trust	76,532	1,384,464
Public Storage	6,662	1,662,102
Safestore Holdings PLC	157,550	716,265
Sovran Self Storage, Inc.	13,850	1,474,194

		9,374,465

		30,014,741

Office - 11.1%
Office - 11.1%
Allied Properties Real Estate Investment Trust	46,182	1,077,239
alstria office REIT-AG (a)	145,404	1,838,025
Boston Properties, Inc.	29,010	3,311,201
Dream Office Real Estate Investment Trust (d)	61,751	901,848
Highwoods Properties, Inc.	34,600	1,506,830
Hongkong Land Holdings Ltd.	254,800	1,495,203
ICADE	16,430	1,143,994
Investa Office Fund	310,621	877,541

Company	Shares	U.S. $ Value
Japan Prime Realty Investment Corp.	179	$735,193
Kenedix Office Investment Corp.-Class A	250	1,451,659
Mori Hills REIT Investment Corp.	589	887,038
Workspace Group PLC	58,220	584,870

		15,810,641

Industrials - 9.2%
Industrial Warehouse Distribution - 7.1%
Daiwa House REIT Investment Corp.	137	552,437
DCT Industrial Trust, Inc.	52,920	1,915,175
Duke Realty Corp.	113,800	2,353,384
GLP J-REIT	759	808,616
Granite Real Estate Investment Trust	51,000	1,446,360
Macquarie Mexico Real Estate Management SA de CV (a)	357,520	451,386
PLA Administradora Industrial S de RL de CV (a)	312,430	520,430
Prologis, Inc.	33,504	1,288,564
Warehouses De Pauw CVA	9,100	769,880

		10,106,232

Mixed Office Industrial - 2.1%
Goodman Group	467,370	2,156,408
Kungsleden AB	121,180	811,455

		2,967,863

		13,074,095

Lodging - 4.7%
Lodging - 4.7%
Ashford Hospitality Trust, Inc.	150,382	831,612
Chesapeake Lodging Trust	62,910	1,598,543
Pebblebrook Hotel Trust	37,370	1,014,969
RLJ Lodging Trust	52,860	1,108,474
Summit Hotel Properties, Inc.	130,350	1,409,084
Wyndham Worldwide Corp.	10,290	749,524

		6,712,206

Mortgage - 1.3%
Mortgage - 1.3%
Blackstone Mortgage Trust, Inc.-Class A	24,080	595,739
Concentradora Hipotecaria SAPI de CV	461,510	629,771
First American Financial Corp.	17,720	656,172

		1,881,682

Real Estate - 0.3%
Developers - 0.3%
Daelim Industrial Co., Ltd.	6,660	432,703

Total Common Stocks (cost $134,817,445)		140,977,545

RIGHTS - 0.0%
Equity: Other - 0.0%
Parque Arauco SA (a) (cost $0)	16,717	3,359

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 0.7%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.40% (e)(f) (cost $935,328)		935,328	$935,328

	Principal Amount (000)
Time Deposits - 0.3%
ANZ, London 0.08%, 3/01/16	GBP	21	29,330
BBH, Grand Cayman
(1.00)%, 3/01/16	CHF	13	12,720
(0.756)%, 3/01/16	SEK	109	12,692
(0.13)%, 3/01/16	JPY	341	3,022
0.005%, 3/01/16	HKD	107	13,803
0.10%, 3/01/16	SGD	15	10,660
0.134%, 3/01/16	NOK	102	11,752
DNB, Oslo
(0.31)%, 3/01/16	EUR	85	92,650
National Australia Bank, London
0.979%, 3/01/16	AUD	250	178,661
Wells Fargo, Grand Cayman
0.05%, 3/01/16	CAD	43	31,710

Total Time Deposits (cost $398,579)			397,000

Total Short-Term Investments (cost $1,333,907)			1,332,328

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $136,151,352)			142,313,232

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AB Exchange Reserves-Class I, 0.41% (e)(f) (cost $1,231,578)		1,231,578	1,231,578

Total Investments - 101.0% (cost $137,382,930) (g)			143,544,810
Other assets less liabilities - (1.0)%			(1,469,727)

Net Assets - 100.0%			$142,075,083

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	17,485	USD	2,679	3/18/16	$11,405
Barclays Bank PLC	JPY	144,582	USD	1,270	3/18/16	(12,441)
Barclays Bank PLC	USD	512	CNY	3,367	3/18/16	2,037
BNP Paribas SA	CAD	744	USD	551	3/18/16	1,359
BNP Paribas SA	EUR	1,922	USD	2,091	3/18/16	(840)
BNP Paribas SA	MXN	26,087	USD	1,467	3/18/16	30,660
Citibank, NA	USD	1,452	NOK	12,536	3/18/16	(11,931)
Credit Suisse International	USD	1,258	SEK	10,864	3/18/16	11,692
Deutsche Bank AG	USD	1,616	AUD	2,286	3/18/16	14,265
Deutsche Bank AG	USD	325	CNY	2,133	3/18/16	5
Morgan Stanley Capital Services LLC	SEK	10,864	USD	1,278	3/18/16	8,744
Morgan Stanley Capital Services LLC	USD	827	JPY	97,650	3/18/16	39,015
Royal Bank of Scotland PLC	AUD	4,937	USD	3,571	3/18/16	49,962
Royal Bank of Scotland PLC	USD	382	JPY	46,932	3/18/16	34,683
Standard Chartered Bank	CNY	3,274	USD	505	3/18/16	5,891
UBS AG	EUR	275	USD	299	3/18/16	(479)
UBS AG	GBP	857	USD	1,311	3/18/16	118,412
UBS AG	USD	1,969	GBP	1,391	3/18/16	(32,467)

						$269,972

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Represents entire or partial securities out on loan.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,799,133 and gross unrealized depreciation of investments was $(8,637,253), resulting in net unrealized appreciation of $6,161,880.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

J-REIT	-	Japanese Real Estate Investment Trust
REIT	-	Real Estate Investment Trust

Country Breakdown*

February 29, 2016 (unaudited)

52.0%	United States
11.2%	Japan
7.0%	Australia
5.1%	Hong Kong
3.4%	France
3.2%	United Kingdom
2.4%	Canada
2.1%	Germany
2.1%	China
1.9%	Singapore
1.7%	Austria
1.5%	Mexico
1.5%	Spain
4.0%	Other
0.9%	Short-Term

100.0%	Total Investments

*	All data are as of February 29, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.3% or less in the following countries: Belgium, Chile, Italy, Netherlands, South Korea, Sweden and Turkey.

AB Global Real Estate Investment Fund

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities	Level 1		Level 2		Level 3		Total
Common Stocks:
Equity: Other	$15,305,088		$25,382,497		$177,499		$40,865,084
Retail	20,326,332		11,860,061		– 0	–	32,186,393
Residential	20,637,291		9,377,450		– 0	–	30,014,741
Office	8,635,143		7,175,498		– 0	–	15,810,641
Industrials	7,975,298		5,098,797		– 0	–	13,074,095
Lodging	6,712,206		– 0	–	– 0	–	6,712,206
Mortgage	1,881,682		– 0	–	– 0	–	1,881,682
Real Estate	– 0	–	432,703		– 0	–	432,703
Rights	3,359		– 0	–	– 0	–	3,359
Short-Term Investments:
Investment Companies	935,328		– 0	–	– 0	–	935,328
Time Deposits	– 0	–	397,000		– 0	–	397,000
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,231,578		– 0	–	– 0	–	1,231,578

Total Investments in Securities	83,643,305		59,724,006+		177,499		143,544,810
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	328,130		– 0	–	328,130
Liabilities
Forward Currency Exchange Contracts	– 0	–	(58,158)		– 0	–	(58,158)

Total^	$83,643,305		$59,993,978		$177,499		$143,814,782

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $3,619,152 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $1,920,480 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Equity: Other		Total
Balance as of 11/30/15	$267,094		$267,094
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(89,595)		(89,595)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$177,499		$177,499

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$(89,595)		$(89,595)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2016